Quarterly Report
December 31, 2022
MFS®  Research Fund
MFR-Q1

Portfolio of Investments
12/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace & Defense – 4.5%
General Dynamics Corp.	210,474	$52,220,704
Honeywell International, Inc.	397,263	85,133,461
Howmet Aerospace, Inc.	1,205,104	47,493,148
Leidos Holdings, Inc.	167,315	17,599,865
Northrop Grumman Corp.	86,010	46,927,916
Raytheon Technologies Corp.	724,554	73,121,990
		$322,497,084
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	184,896	$42,849,648
Apparel Manufacturers – 1.0%
NIKE, Inc., “B”	618,167	$72,331,721
Automotive – 0.4%
Aptiv PLC (a)	270,296	$25,172,666
Biotechnology – 0.3%
Illumina, Inc. (a)	87,179	$17,627,594
Broadcasting – 0.1%
Warner Bros. Discovery, Inc. (a)	805,528	$7,636,405
Brokerage & Asset Managers – 2.2%
Charles Schwab Corp.	1,324,454	$110,274,040
CME Group, Inc.	292,420	49,173,347
		$159,447,387
Business Services – 3.5%
Accenture PLC, “A”	441,655	$117,851,220
Equifax, Inc.	154,453	30,019,485
Fidelity National Information Services, Inc.	856,141	58,089,167
Fiserv, Inc. (a)	349,489	35,322,854
Thoughtworks Holding, Inc. (a)	1,080,880	11,014,167
		$252,296,893
Cable TV – 1.0%
Cable One, Inc.	50,992	$36,299,165
Charter Communications, Inc., “A” (a)	106,505	36,115,846
		$72,415,011
Computer Software – 11.6%
Adobe Systems, Inc. (a)	187,041	$62,944,908
Atlassian Corp. (a)	156,937	20,194,653
Black Knight, Inc. (a)	765,157	47,248,445
Cadence Design Systems, Inc. (a)	376,791	60,527,706
Elastic N.V. (a)	283,059	14,577,539
Microsoft Corp. (s)	2,056,468	493,182,156
NICE Systems Ltd., ADR (a)	162,295	31,209,328
Palo Alto Networks, Inc. (a)	126,666	17,674,974
Salesforce, Inc. (a)	588,275	77,999,382
		$825,559,091

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 3.8%
Apple, Inc. (s)	1,648,276	$214,160,501
Constellation Software, Inc.	35,306	55,122,209
		$269,282,710
Construction – 2.2%
AZEK Co., Inc. (a)	1,057,960	$21,497,747
Masco Corp.	791,279	36,928,991
Sherwin-Williams Co.	203,805	48,369,041
Vulcan Materials Co.	275,413	48,227,570
		$155,023,349
Consumer Products – 1.7%
Colgate-Palmolive Co.	709,270	$55,883,383
International Flavors & Fragrances, Inc.	184,388	19,331,238
Kimberly-Clark Corp.	316,372	42,947,499
		$118,162,120
Consumer Services – 0.3%
Bright Horizons Family Solutions, Inc. (a)	384,021	$24,231,725
Electrical Equipment – 1.7%
Johnson Controls International PLC	1,124,844	$71,990,016
TE Connectivity Ltd.	329,106	37,781,369
Vertiv Holdings Co.	1,035,084	14,139,247
		$123,910,632
Electronics – 2.8%
Applied Materials, Inc.	663,281	$64,590,304
Lam Research Corp.	99,921	41,996,796
Marvell Technology, Inc.	450,069	16,670,556
NXP Semiconductors N.V.	483,284	76,373,370
		$199,631,026
Energy - Independent – 4.8%
ConocoPhillips	1,167,412	$137,754,616
Diamondback Energy, Inc.	319,796	43,741,697
Hess Corp.	541,664	76,818,788
Pioneer Natural Resources Co.	184,123	42,051,852
Valero Energy Corp.	323,487	41,037,561
		$341,404,514
Energy - Renewables – 0.1%
Generac Holdings, Inc. (a)	48,725	$4,904,658
Food & Beverages – 2.3%
Hostess Brands, Inc. (a)	770,846	$17,297,784
Mondelez International, Inc.	831,131	55,394,881
Oatly Group AB, ADR (a)(l)	2,550,368	4,437,641
PepsiCo, Inc.	496,330	89,666,978
		$166,797,284
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	199,888	$29,761,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.6%
Dollar General Corp.	184,789	$45,504,291
Dollar Tree, Inc. (a)	241,075	34,097,648
Five Below, Inc. (a)	188,507	33,341,233
		$112,943,172
Health Maintenance Organizations – 2.2%
Cigna Corp.	345,295	$114,410,045
Humana, Inc.	82,541	42,276,675
		$156,686,720
Insurance – 3.1%
Aon PLC	274,631	$82,427,748
Chubb Ltd.	405,218	89,391,091
Willis Towers Watson PLC	191,145	46,750,244
		$218,569,083
Internet – 4.8%
Alphabet, Inc., “A” (a)(s)	2,982,989	$263,189,120
Alphabet, Inc., “C” (a)	550,727	48,866,007
Gartner, Inc. (a)	83,846	28,183,994
		$340,239,121
Leisure & Toys – 0.8%
Electronic Arts, Inc.	447,603	$54,688,135
Machinery & Tools – 1.9%
Ingersoll Rand, Inc.	467,899	$24,447,723
PACCAR, Inc.	385,501	38,153,034
Regal Rexnord Corp.	219,992	26,394,640
Wabtec Corp.	466,486	46,559,968
		$135,555,365
Major Banks – 4.7%
JPMorgan Chase & Co.	1,046,085	$140,279,998
Morgan Stanley	945,930	80,422,969
PNC Financial Services Group, Inc.	352,285	55,639,893
Wells Fargo & Co.	1,329,050	54,876,474
		$331,219,334
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	228,681	$44,421,284
McKesson Corp.	148,129	55,566,151
		$99,987,435
Medical Equipment – 5.5%
Becton, Dickinson and Co.	218,648	$55,602,187
Boston Scientific Corp. (a)	1,772,257	82,002,331
Danaher Corp.	392,374	104,143,907
Envista Holdings Corp. (a)	884,060	29,766,300
Maravai Lifesciences Holdings, Inc., “A” (a)	1,146,241	16,402,709
Medtronic PLC	823,166	63,976,462
STERIS PLC	228,357	42,175,254
		$394,069,150
Network & Telecom – 0.7%
Equinix, Inc., REIT	74,869	$49,041,441

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.7%
Moody's Corp.	123,250	$34,339,915
Northern Trust Corp.	451,187	39,925,538
Visa, Inc., “A” (s)	915,198	190,141,536
		$264,406,989
Pharmaceuticals – 6.6%
Eli Lilly & Co.	277,458	$101,505,235
Johnson & Johnson	413,562	73,055,727
Merck & Co., Inc.	894,957	99,295,479
Pfizer, Inc.	1,303,817	66,807,583
Vertex Pharmaceuticals, Inc. (a)	284,589	82,183,612
Zoetis, Inc.	335,298	49,137,922
		$471,985,558
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	876,997	$65,415,206
CSX Corp.	1,152,020	35,689,580
		$101,104,786
Real Estate – 0.9%
Extra Space Storage, Inc., REIT	171,793	$25,284,494
Jones Lang LaSalle, Inc. (a)	85,967	13,700,561
STORE Capital Corp., REIT	861,473	27,618,824
		$66,603,879
Restaurants – 1.4%
Starbucks Corp.	610,652	$60,576,678
Wendy's Co.	1,604,503	36,309,903
		$96,886,581
Specialty Chemicals – 2.0%
Air Products & Chemicals, Inc.	171,781	$52,953,211
Axalta Coating Systems Ltd. (a)	864,553	22,020,165
DuPont de Nemours, Inc.	930,645	63,870,166
		$138,843,542
Specialty Stores – 5.7%
Amazon.com, Inc. (a)(s)	2,404,889	$202,010,676
Home Depot, Inc.	334,296	105,590,735
Ross Stores, Inc.	455,825	52,907,608
Target Corp.	309,158	46,076,908
		$406,585,927
Telecommunications - Wireless – 1.8%
SBA Communications Corp., REIT	333,534	$93,492,916
T-Mobile US, Inc. (a)	231,114	32,355,960
		$125,848,876
Tobacco – 0.8%
Philip Morris International, Inc.	529,326	$53,573,084
Utilities - Electric Power – 3.5%
Alliant Energy Corp.	798,580	$44,089,602
American Electric Power Co., Inc.	362,051	34,376,743
Duke Energy Corp.	576,356	59,358,904
NextEra Energy, Inc.	738,315	61,723,134

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
PG&E Corp. (a)	3,102,812	$50,451,723
		$250,000,106
Total Common Stocks		$7,099,781,126
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.02% (v)	42,886,159	$42,899,025
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.12% (j)	2,517,621	$2,517,621
Securities Sold Short – (0.5)%
Telecommunications - Wireless – (0.5)%
Crown Castle, Inc., REIT	(247,822)	$(33,614,576)

Other Assets, Less Liabilities – 0.1%		5,561,406
Net Assets – 100.0%		$7,117,144,602
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $42,899,025 and $7,102,298,747, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2022, the fund had cash collateral of $147,977 and other liquid securities with an aggregate value of $117,527,131 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,099,781,126	$—	$—	$7,099,781,126
Mutual Funds	45,416,646	—	—	45,416,646
Total	$7,145,197,772	$—	$—	$7,145,197,772
Securities Sold Short	$(33,614,576)	$—	$—	$(33,614,576)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$20,054,221	$176,531,639	$153,704,099	$9,945	$7,319	$42,899,025
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$361,602	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.